Financial Risk Management_Types Of The Groups Retail And Credit Card Loans(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 202,886,499	₩ 183,986,501
Loans
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 204,498,083	₩ 185,437,532
Portionof Retail And Credit Card Loans	100.00%	100.00%
Allowances
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ (1,611,584)	₩ (1,451,031)
Housing
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	87,250,897	78,068,242
Housing | Loans
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 87,312,052	₩ 78,102,637
Portionof Retail And Credit Card Loans	42.70%	42.12%
Housing | Allowances
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ (61,155)	₩ (34,395)
General
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	97,539,468	88,009,558
General | Loans
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 98,388,401	₩ 88,686,485
Portionof Retail And Credit Card Loans	48.11%	47.83%
General | Allowances
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ (848,933)	₩ (676,927)
Credit card
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	18,096,134	17,908,701
Credit card | Loans
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ 18,797,630	₩ 18,648,410
Portionof Retail And Credit Card Loans	9.19%	10.05%
Credit card | Allowances
Retail And Credit Card Loans Line Items[Line Items]
Retail And Credit Card Loans	₩ (701,496)	₩ (739,709)